Employee Benefit Plans - Schedule of Estimated Future Benefit Payments from Plan Assets (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected future prescription drug subsidy receipt, next twelve months	$ 70	$ 400